Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	2025	2024
	$m	$m
Raw materials and consumables	1,857	1,489
Inventories in process	2,777	2,282
Finished goods and goods for resale	1,923	1,517
Inventories	6,557	5,288